EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	$ 15,659	$ 15,065
Acquisition of Beadell (note 5)		309
Change in reclamation and remediation provision	10,739	304
Foreign exchange translation difference	(64)	(19)
Exploration and evaluation assets, end of period	26,334	15,659
Santa Rosa Property [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	988	988
Exploration and evaluation assets, end of period	988	988
El Horcon Property [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	1,124	1,124
Exploration and evaluation assets, end of period	1,124	1,124
Coricancha [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	13,257	12,953
Change in reclamation and remediation provision	10,739	304
Exploration and evaluation assets, end of period	23,996	13,257
Tucano [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	290
Acquisition of Beadell (note 5)		309
Foreign exchange translation difference	(64)	(19)
Exploration and evaluation assets, end of period	$ 226	$ 290